Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings.
Schedule of external debt classification

	2022	2021
	$’000	$'000
Non-current
Senior Notes	1,920,783	1,916,062
Bank borrowings	985,505	485,409
	2,906,288	2,401,471

Current
Senior Notes	27,060	27,195
Bank borrowings	213,576	177,216
Letters of credit	197,478	3,208
	438,114	207,619

Total borrowings	3,344,402	2,609,090

Schedule of reconciliation of debt

	2022	2021	2020
	$’000	$’000	$’000

Opening balance – January 1	2,609,090	2,203,209	2,055,878
Additions through business combination (note 31)	—	6,457	46,356
Interest expense (note 11)	256,208	174,876	177,737
Interest paid	(234,567)	(168,285)	(167,938)
Bank loans and bond proceeds received (net of transaction costs)	1,263,272	1,076,063	232,219
Bank loans and bonds repaid	(506,504)	(653,504)	(99,903)
Bank overdraft	—	3,208	—
Other transaction costs	(19,911)	(38,597)	(5,561)
Foreign exchange and other movements	(23,186)	5,663	(35,579)
Closing balance – December 31	3,344,402	2,609,090	2,203,209

Schedule of debt by debt instrument

					2022	2021
	Currency	Maturity date	Interest rate		$’000	$’000

Senior notes
IHS Holding Limited	US Dollar	2026	5.63%		497,861	496,850
IHS Holding Limited	US Dollar	2028	6.25%		497,979	497,367
IHS Netherlands Holdco B.V.	US Dollar	2027	8.00%		952,003	949,042

Bank borrowings
IHS Holding Term Loan	US Dollar	2025	3.75	% + CAS + 3M SOFR	368,630	—
IHS (Nigeria) Limited	Nigerian Naira	2023	12.50	-18.00%	57,448	—
INT Towers Ltd	Nigerian Naira	2024	2.50	% + 3M NIBOR	191,188	284,882
INT Towers Ltd	US Dollar	2024	4.25	% + 3M LIBOR	—	92,769
IHS Côte d'Ivoire Ltd	CFA Franc	2024	5.00%		18,854	31,627
IHS Côte d'Ivoire Ltd	Euro	2024	3.00	% + 3M EURIBOR	14,217	24,156
IHS Zambia Ltd	US Dollar	2027	5.00	% + 3M LIBOR	94,596	93,164
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2029	3.65	% + CDI	68,591	69,768
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2028	3.05	% + CDI	82,928	—
I-Systems Soluções de Infraestrutura S.A.	Brazilian Real	2030	2.45	% + CDI	38,542	—
IHS Kuwait Limited	Kuwait Dinar	2029	2.00	% + 3M KIBOR	66,251	66,257
IHS Towers South Africa Proprietary Limited	South African Rand	2029	2.75	% + 3M JIBAR	197,836	—

Letters of credit
IHS (Nigeria) Limited	US Dollar	2023	8.95	- 12.05%	66,047	—
INT Towers Ltd	US Dollar	2023	9.50	- 11.70%	128,063	—
ITNG Limited	US Dollar	2023	12.05%		987	—
Global Independent Connect Limited	US Dollar	2023	12.05%		1,330	—
Global Independent Connect Limited	Chinese Yuan	2023	8.97%		1,051	3,208

					3,344,402	2,609,090